Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues	€ 40,652	€ 39,993	€ 39,277
Eliminations
Disclosure of geographical areas [line items]
Revenues	(2,200)	(1,982)	(1,864)
Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,353	1,261	1,195
Others and elims. | Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,353	1,261	1,195
Telefónica Spain
Disclosure of geographical areas [line items]
Revenues	12,350	12,224	12,156
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,654	12,497	12,417
Telefónica Spain | Eliminations
Disclosure of geographical areas [line items]
Revenues	304	273	261
Telefónica Spain | Retailers | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,872	9,662	9,699
Telefónica Spain | Wholesalers, mobile handsets sales and others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,782	2,835	2,718
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Revenues			2,609
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	2,628
Telefónica United Kingdom | Eliminations
Disclosure of geographical areas [line items]
Revenues			19
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues			96
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues			2,532
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues			0
Telefónica Germany
Disclosure of geographical areas [line items]
Revenues	8,585	8,195	7,738
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,614	8,224	7,765
Telefónica Germany | Eliminations
Disclosure of geographical areas [line items]
Revenues	29	29	27
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	827	806	814
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,767	7,394	6,942
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	20	24	9
Telefónica Brazil
Disclosure of geographical areas [line items]
Revenues	9,637	8,854	6,897
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,650	8,870	6,910
Telefónica Brazil | Eliminations
Disclosure of geographical areas [line items]
Revenues	13	16	13
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,858	2,764	2,300
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,792	6,106	4,610
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam
Disclosure of geographical areas [line items]
Revenues	8,284	9,026	8,258
Telefónica Hispam | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,381	9,141	8,362
Telefónica Hispam | Eliminations
Disclosure of geographical areas [line items]
Revenues	97	115	104
Telefónica Hispam | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,888	3,138	2,907
Telefónica Hispam | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	5,493	6,003	5,444
Telefónica Hispam | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	€ 0	€ 11